Business combinations - Acquisition of Link3D Narrative (Detail) - Subsequent Event [Member] - Link3D [Member] $ in Thousands	Jan. 04, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 30,200